Related Party Transactions - Additional Information (Detail) - USD ($)			3 Months Ended			9 Months Ended
	Feb. 25, 2020	Nov. 27, 2019	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Related Party Transaction [Line Items]
Offering costs for an aggregate price				$ 230,000,000
Initial Public Offering, units	23,000,000
Initial Public Offering, price per unit	$ 10.00
Initial Public Offering, gross proceeds						$ 6,600,000
Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units	6,600,000				6,000,000
Initial Public Offering, price per unit	$ 1.00				$ 1.00
Initial Public Offering, gross proceeds	$ 6,600,000				$ 6,000,000
Private Placement Warrant [Member] | Over-Allotment Option
Related Party Transaction [Line Items]
Initial Public Offering, units					6,600,000
Initial Public Offering, gross proceeds					$ 6,600,000
Class B Shares [Member]
Related Party Transaction [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Class A Shares [Member]
Related Party Transaction [Line Items]
Common stock, par value			$ 0.0001		0.0001	$ 0.0001
Warrants exercise price per share	$ 11.50
Class A Shares [Member] | Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercise price per share	$ 11.50				$ 11.50
Number of shares warrant exercises	1				1
Lock in period of warrants					30 days	30 days
Founder Shares [Member]
Related Party Transaction [Line Items]
Initial stockholders agreed to forfeit		750,000
Percentage of founder shares from related party		20.00%
Founder Shares [Member] | Class B Shares [Member]
Related Party Transaction [Line Items]
Offering costs for an aggregate price		$ 25,000
Initial Public Offering, units		5,750,000
Common stock, par value		$ 0.0001
Founder Shares [Member] | Class B Shares [Member] | One Hundred and Fifty Days From Initial Business Combination [Member]
Related Party Transaction [Line Items]
Lock in period of common stock shares					150 days	150 days
Founder Shares [Member] | Class B Shares [Member] | One Year From Initial Business Combination [Member]
Related Party Transaction [Line Items]
Lock in period of common stock shares					1 year	1 year
Founder Shares [Member] | Class A Shares [Member]
Related Party Transaction [Line Items]
Closing Share Threshold Price		$ 12.00
Number of consecutive trading days for determining the triggering share price					20 days	20 days
Number of trading days					30 days	30 days
Related Party Loans [Member]
Related Party Transaction [Line Items]
Expenses related to public offering		$ 90,000
Convertible price warrants for post business combination entity					$ 1.00	$ 1.00
Related Party Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from Promissory Note to related party		$ 200,000
Working Capital Loans					$ 1,500,000	$ 482,000
Administrative Service Agreement [Member] | Principal Owner [Member]
Related Party Transaction [Line Items]
Monthly charge for administrative services					$ 10,000	10,000
Administrative services			$ 30,000			$ 70,000